Commitments and Contingency (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments and Contingency [Abstract]
Schedule of minimum future rental payments under non-cancellable operating leases
2016	$326,903
2017	316,604
2018	263,295
2019	171,072
2020	-
$1,077,874

2015	$192,983
2016	163,064
2017	31,215
2018	-
2019	-
$387,262